Short-term and Long-term Borrowings - Schedule of Long-Term Borrowings (Detail)	12 Months Ended
Dec. 31, 2018 CNY (¥)
Debt Instrument [Line Items]
Long term borrowings	¥ 413,400,000
Trust Beneficiaries [Member] | 7.4% to 10% | Long-term Debt [Member]
Debt Instrument [Line Items]
Long term borrowings	¥ 413,400,000
Minimum [Member] | Trust Beneficiaries [Member] | 7.4% to 10% | Long-term Debt [Member]
Debt Instrument [Line Items]
Long term fixed annual rate	8.00%
Term	13 months
Maximum [Member] | Trust Beneficiaries [Member] | 7.4% to 10% | Long-term Debt [Member]
Debt Instrument [Line Items]
Long term fixed annual rate	10.00%
Term	36 months